Material Accounting Policies - Going concern (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Material Accounting Policies
Current assets	$ 29,689	$ 38,273
Current liabilities	81,026	84,258
Working capital position	(51,337)
Unearned revenue	$ 21,223	$ 23,996